RELATED PARTY TRANSACTIONS - Founder Shares (Details)									3 Months Ended	6 Months Ended
	Aug. 20, 2020 USD ($) shares	Aug. 10, 2020 shares	Jun. 26, 2020 USD ($) $ / shares shares	Jun. 26, 2020 USD ($) item $ / shares shares	Jun. 26, 2020 USD ($) $ / shares shares	Jun. 26, 2020 USD ($) $ / shares shares	Jun. 26, 2020 USD ($) $ / shares shares	Jun. 26, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Mar. 31, 2021 $ / shares
Related Party Transactions
Issuance of ordinary shares to Sponsor | $										$ 25,000
Common stock, par value | $ / shares											$ 0.0001
Threshold outstanding shares (as percent)	20.00%		20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
Proceeds from related party loan | $										$ 65,000
Class B ordinary shares
Related Party Transactions
Common stock, par value | $ / shares									$ 0.0001	$ 0.0001	$ 0.0001
Subject to forfeiture (in shares) | shares	750,000		750,000	750,000	750,000	750,000	750,000	750,000
Threshold outstanding shares (as percent)	20.00%
Forfeiture of founder shares (in shares) | shares	375,000
Forfeiture of founder shares | $									$ 0
Sponsor Loan | Class B ordinary shares
Related Party Transactions
Forfeiture of founder shares (in shares) | shares	375,000
Sponsor
Related Party Transactions
Issuance of ordinary shares to Sponsor | $						$ 5,750,000
Share Price | $ / shares			$ 0.004	$ 0.004	$ 0.004	$ 0.004	$ 0.004	$ 0.004
Number of shares issued | shares								5,750,000
Threshold stock price | $ / shares					12.00
Threshold trading days				20			20
Threshold trading period				30			30
Threshold commencement			150 days
Sponsor | Five Individuals
Related Party Transactions
Number of shares transferred (in shares) | shares		25,000
Sponsor | One individual
Related Party Transactions
Number of shares transferred (in shares) | shares		30,000
Sponsor | Class B ordinary shares
Related Party Transactions
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Offering costs paid by Sponsor | $			$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Forfeiture of founder shares (in shares) | shares	375,000
Forfeiture of founder shares | $	$ 0
Sponsor | Sponsor Loan
Related Party Transactions
Proceeds from related party loan | $						$ 163,000